Derivative Financial Instruments	9 Months Ended
Sep. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

13. Derivative Financial Instruments

During the nine months ended September 30, 2021, the Company entered into foreign currency forward and option contracts to hedge certain cash flows related to anticipated expenditures related to the construction of its Berea, Kentucky and Richmond, Kentucky CEA facilities. These contracts, which have maturities ranging through December 2022, qualify as cash flow hedges and are used to hedge the Company’s foreign currency risk associated with the Euro denominated payments due upon the completion of established project milestones under the applicable CEA facility construction contracts. As of September 30, 2021, the total notional amount outstanding of foreign currency contracts designated as cash flow hedging instruments was €28,509. The Company maintains collateral of $2,480 for the hedge program which is included in other non-current assets and margin call deposits of $950 which are included in prepaid expenses and other current assets in the unaudited condensed consolidated balance sheet at September 30, 2021.

The Company has elected to measure hedge effectiveness using the “spot method” under which the hedging relationship is considered perfectly effective and changes in the fair value of the forward and options contracts attributable to changes in the spot rate are recorded as a component of other AOCL. As the hedged items are ultimately capitalized as part of the CEA facility fixed assets, the AOCL amounts will be reclassified into earnings over the same periods as the future depreciation expense related to those assets. Consistent with the allocation of CEA facility fixed asset depreciation, the AOCL reclassification will also be allocated between cost of goods sold (“COGS”) and SG&A within the unaudited condensed consolidated statement of operations and comprehensive loss.

Under the “spot method”, changes in the fair value of forward contracts attributable to changes in the difference between the forward rate and the spot rate (forward points) and the fair value of option contracts attributable to time and volatility values (up-front premium) will be excluded from the measure of hedge effectiveness and amortized as COGS and SG&A on a straight-line basis over the terms of the underlying contracts. During the three and nine months ended September 30, 2021, the Company recognized amortization expense of $149 and $405, respectively, related to its foreign currency hedge contracts within its unaudited condensed consolidated statement of operations and comprehensive loss.

As of September 30, 2021, the Company had a net liability of $599 in foreign currency contracts designated as cash flow hedging instruments, which is included in other current and non-current liabilities according to the expected settlement dates of the related contracts.

On June 21, 2021, the Company entered into an interest rate swap which has been designated as an effective cash flow hedge and changes in the fair value are recorded as a component of AOCL in the condensed consolidated balance sheet and reclassified into earnings as interest expense over the life of the debt. See Note 11 - Debt for more information on the interest rate swap.

The following table summarizes the before and after tax amounts for the various components of other comprehensive loss for the periods presented:

	Three Months Ended September 30, 2021			Nine Months Ended September 30, 2021
		Tax (Expense)			Tax (Expense)
	Before Tax	Benefit	After Tax	Before Tax	Benefit	After Tax
Foreign Currency	$(414)	$—	$(414)	$(504)	$—	$(504)
Interest Rate Swap	348	—	348	(2,074)	—	(2,074)
Total AOCL	$(66)	$—	$(66)	$(2,578)	$—	$(2,578)

The income tax benefit of $754 related to the $2,578 balance in AOCL at September 30, 2021 is fully offset by a valuation allowance established on the related deferred income tax asset. The Company will release the AOCL amounts, net of any tax impact, from the foreign currency contracts, and the interest rate swap in the periods that the underlying transactions impact earnings as described above.